Loss per Shares	12 Months Ended
Dec. 31, 2020
Loss per Shares
Note 13- Loss per Shares

Basic loss per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of shares of common stock in issue during the year. Diluted loss per share is not computed due to the anti-dilutive effect.

	December 31
	2020	2019
(Loss) attributable to equity holders of the Company	(173,308)	(28,859)
Weighted average number of shares	3,375,918	3,312,029
Basic (loss) per share	(0.05)	(0.01)